Lease liabilities are mainly adjusted for (Details)	Dec. 31, 2021
Until 3 months	17.80%
From 3 to 12 months	6.60%
From 1 to 3 years	3.50%
From 3 to 5 years	3.50%
More than 5 years	3.50%